Structured entities - Conduits (Details) - GBP (£) £ in Billions	Dec. 31, 2022	Dec. 31, 2021
Securities investment conduits | Solitaire
Disclosure of information about consolidated structured entities [line items]
Asset backed securities	£ 1.1	£ 1.2
Commercial paper held by HSBC	1.3	1.3
Multi-seller conduit
Disclosure of information about consolidated structured entities [line items]
Maximum exposure	£ 4.7	£ 4.6